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                    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2

                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2

              Read instructions at end of Form before preparing Form.
                              Please print or type.

1. Name and address of issuer:

                              OHIO NATIONAL FUND, INC.
                              ONE FINANCIAL WAY
                              CINCINNATI, OH 45242

2. Name of each series or class of funds for which this notice is filed:

   Equity, Money Market, Bond, Omni, International, Capital Appreciation, Small Cap, Global Contrarian, Agressive Growth, Core Growth, Growth & Income, S&P 500 Index, Social Awareness, Strategic Income, Stellar and Relative Value Portfolios

3. Investment Company Act File Number:       811-3015

   Securities Act File Number:               2-67464

4. Last day of the fiscal year for which this notice is filed:

                          DECEMBER 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purpose of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                       [ ]

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                              N/A

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                              None

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                              None

9. Number and aggregate sale price of securities sold during the fiscal year:

                              $63,013,586

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10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                              $63,013,586

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                              $9,896,013

12. Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal
         year in reliance on rule 24f-2 (from Item 10):            $ 63,013,586
                                                                   ------------

     (ii) Aggregate price of shares issued in connection with
          dividend reinvestment plans (from Item 11, if
          applicable):                                             $  9,896,013
                                                                   ------------

    (iii) Aggregate price of shares redeemed or repurchased
          during the fiscal year (if applicable):                  $ 18,122,640
                                                                   ------------

     (iv) Aggregate price of shares redeemed or repurchased
          and previously applied as a reduction to filing fees
          pursuant to rule 24e-2 (if applicable):
                                                                   ------------

     (v)  Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i),
          plus line (ii), less line (iii), plus line (iv)] if
          applicable:                                              $ 54,786,959
                                                                   ------------

     (vi) Multiplier prescribed by Section 6(b) of the Securities
          Act of 1933 or other applicable law or regulation (see
          Instruction C.6):                                        X    1/3,300
                                                                   ------------

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:  $     16,602
                                                                   ------------

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a)

                                                                   [ X ]

    Date of mailing or wire transfer of Filing fees to the Commission's lockbox depository:

       February 20, 1997

                                  SIGNATURES

    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

    By (Signature and Title)*   /s/ DONALD J. ZIMMERMAN
                              ------------------------------------
                              Donald J. Zimmerman, President
                              ------------------------------------

Date February 19, 1997
----------------------
* Please print the name and title of the signing officer below the signature.

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[LOGO]  OHIO NATIONAL
        Financial SERVICES(SM)


                               February 20, 1997

Board of Directors
Ohio National Fund, Inc.
237 William Howard Taft Road
Cincinnati, Ohio 45219

Re:   Registration of Ohio National Fund, Inc. Shares
      Form 24f-2 Notice; Opinion of Counsel

Gentlemen:

In my capacity as legal counsel for Ohio National Fund, Inc., I have supervised the organi-zation and continued lawful operation of the Fund and the issuance of the Fund's capital shares. In such capacity I have also participated in the preparation of Registration Statements on Form N-1A and the filing of such Registration Statements under the Securities Act of 1933 and with respect to the Fund's capital shares.

Based upon such examination of law and such corporation records and other documents as in my judgment are necessary or appropriate, I am of the opinion that all necessary and required corporate proceedings have been taken in connection with the issuance of the presently issued and outstanding Fund shares, and all such shares have been legally issued and are validly outstanding, fully paid and nonassessable.

I hereby consent to the filing of this letter as an exhibit to the Form 24F-2 Notice for the Fund.

                                        Sincerely,

                                        /s/ RONALD L. BENEDICT
                                        --------------------------
                                        Ronald L. Benedict
                                        Secretary and Legal Counsel


The Ohio National Life Insurance Company
Ohio National Life Assurance Corporation